Inventory (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Details
Raw materials	$ 329,787	$ 232,611	$ 76,165
Work in process	235,991	110,466	47,106
Finished goods	491,172	224,600	144,920
Total inventories (unaudited)	$ 1,056,950	$ 567,677	$ 268,191